Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Policy Account Balance And Market Risk Benefits (Detail) - Variable Annuity And Variable Life Insurance - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Policyholder Account Balance [Line Items]
Beginning balance	¥ 163,734	¥ 198,905
Effect of changes other than through net income and other comprehensive income	(26,997)	(28,754)
Surrenders and withdrawals	(7,641)	(4,083)
Transfer in	(7,891)	(14,093)
Benefit payments	(11,434)	(10,762)
Others	(31)	184
Changes through net income	30,205	(6,343)
Effect of changes in fair value of corresponding investment assets	40,846	(2,347)
Fee income	(3,750)	(3,938)
Effect of changes in fair value of market risk benefits	(6,891)	(58)
Changes through other comprehensive income	265	(74)
Effect of changes in the instrument-specific credit risk	265	(74)
Ending balance	167,207	163,734
Policyholder account balances	167,496	157,399
Market risk benefits	(289)	6,335
Total	¥ 167,207	¥ 163,734